Schedule of other income (expenses) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Other Income and Expenses [Abstract]
Cancellation of bonus liability	$ 150,000		$ 725,970
Government grant		661	1,395
Other income (expenses), net	4,961	(3,736)	(3,455)
Total Other income (expenses) – Continuing operations	154,961	(3,075)	723,910
Total Other income (expenses) – Discontinued operations		$ (20)	$ 15,366